Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Schedule of maximum exposure to credit risk

	Carrying amount as at
	December 31,
	2022	2021
Trade receivables	117,267	141,125
Cash and cash equivalents	9,348,691	6,523,228
Short-term investments	—	300,000
Other financial assets	113,209	—
Total	9,579,167	6,964,353

Schedule of exposure to foreign currency risk

	December 31, 2022
	USD-	CNY-	EUR-	RUB-
	denominated	denominated	denominated	denominated
Cash and cash equivalents	1,624,938	2,195,401	24,979	14,771
Trade and other payables	(227,617)	—	(9,647)	(259)
Trade and other receivables	2,939	1,191	44	199
Net exposure	1,400,260	2,196,592	15,376	14,711

	December 31, 2021
	USD-	EUR-	RUB-
	denominated	denominated	denominated
Cash and cash equivalents	185,071	12,647	5,694
Trade and other payables	(220,511)	(6,255)	(962)
Trade and other receivables	4,663	623	—
Net exposure	(30,777)	7,015	4,732

Schedule of contractual maturities of non-derivative financial liabilities

At December 31, 2022

		Contractual cash flows
	Carrying		Less than
	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	3,568,550	4,284,271	803,339	940,434	2,540,498
Non-convertible bonds	3,999,882	4,257,280	4,257,280	—	—
Other loan	3,714	3,714	3,714	—	—
Lease liabilities	161,145	179,015	126,308	21,855	30,852
Trade and other payables	1,043,823	1,046,016	998,132	47,884	—
Total	8,777,114	9,770,296	6,188,773	1,010,173	2,571,350

At December 31, 2021

		Contractual cash flows
	Carrying		Less than
	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	4,048,059	5,240,966	1,091,707	823,594	3,325,665
Non-convertible bonds	3,985,802	4,514,560	257,280	4,257,280	—
Other loan	3,793	3,871	784	3,087	—
Lease liabilities	197,045	222,389	116,469	96,756	9,164
Trade and other payables	963,294	970,901	853,057	67,267	50,577
Total	9,197,993	10,952,687	2,319,297	5,247,984	3,385,406